accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23accounts payable and accrued liabilities

As at December 31 (millions)	2021	2020
Accrued liabilities	$1,539	$1,251
Payroll and other employee-related liabilities	633	545
Restricted share units liability	28	18
	2,200	1,814
Trade accounts payable	1,213	855
Interest payable	173	173
Indirect taxes payable and other [1]	119	129
	$3,705	$2,971

1	The December 31, 2020, balance of indirect taxes payable and other has been adjusted, as set out in Note 18(c).